Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

Note 3 — FAIR VALUE MEASUREMENTS

Financial assets and liabilities are recorded at fair value. The Company uses a three-level hierarchy, which prioritizes, within the measurement of fair value, the use of market-based information over entity-specific information for fair value measurements based on the nature of inputs used in the valuation of an asset or liability as of the measurement date. Fair value focuses on an exit price and is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risk associated with investing in those financial instruments.

A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.
Level 2 —

Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

Level 3 —	Significant unobservable inputs that cannot be corroborated by market data.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company’s Level 1 financial assets are money market funds whose fair values are based on quoted market prices. The carrying amounts of prepaid expenses and other current assets, payroll tax credit, vendor deposits, inventory, accounts payable, deferred revenue, and other current liabilities approximate fair value due to the short-term nature of these instruments.

The following tables provide a summary of the assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024 (in thousands):

Fair Value Measurements

	September 30, 2025
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$1,707	$1,707	$—	$—
Total cash equivalents	$1,707	$1,707	$—	$—
	December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$7,158	$7,158	$—	$—
Total cash equivalents	$7,158	$7,158	$—	$—

Note 3 — FAIR VALUE MEASUREMENTS

Financial assets and liabilities are recorded at fair value. The Company uses a three-level hierarchy, which prioritizes, within the measurement of fair value, the use of market-based information over entity-specific information for fair value measurements based on the nature of inputs used in the valuation of an asset or liability as of the measurement date. Fair value focuses on an exit price and is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risk associated with investing in those financial instruments.

A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.
Level 2 —

Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

Level 3 —	Significant unobservable inputs that cannot be corroborated by market data.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company’s Level 1 financial assets are money market funds whose fair values are based on quoted market prices. The carrying amounts of prepaid expenses and other current assets, payroll tax credit, vendor deposits, inventory, accounts payable, deferred revenue, and other current liabilities approximate fair value due to the short-term nature of these instruments.

The following tables provide a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023 (in thousands).

	December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$7,158	$7,158	$—	$—
Total cash equivalents	$7,158	$7,158	$—	$—
	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$4,393	$4,393	$—	$—
Total cash equivalents	$4,393	$4,393	$—	$—